Property and Equipment (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment
Total property, plant, and equipment		$ 4,181,000						$ 3,264,000
Less: accumulated depreciation		(2,609,000)						(1,777,000)
Property and equipment, net		1,572,000						1,487,000
Depreciation expense	$ 56,000.0	200,000	$ 100,000			$ 700,000	$ 400,000
Adagio Medical Inc
Property and Equipment
Total property, plant, and equipment				$ 3,487,000				3,264,000	$ 2,887,000
Less: accumulated depreciation				(2,333,000)				(1,777,000)	(1,240,000)
Property and equipment, net				1,154,000				1,487,000	1,647,000
Depreciation expense				600,000	$ 300,000			500,000	500,000
Consoles
Property and Equipment
Total property, plant, and equipment		2,567,000						1,565,000
Consoles | Adagio Medical Inc
Property and Equipment
Total property, plant, and equipment				1,700,000				1,565,000	1,266,000
Other machinery and equipment
Property and Equipment
Total property, plant, and equipment		709,000						772,000
Other machinery and equipment | Adagio Medical Inc
Property and Equipment
Total property, plant, and equipment				905,000				772,000	731,000
Leasehold improvements
Property and Equipment
Total property, plant, and equipment		306,000						305,000
Leasehold improvements | Adagio Medical Inc
Property and Equipment
Total property, plant, and equipment				308,000				305,000	303,000
Tools and molds
Property and Equipment
Total property, plant, and equipment		257,000						221,000
Tools and molds | Adagio Medical Inc
Property and Equipment
Total property, plant, and equipment				230,000				221,000	221,000
Computer equipment
Property and Equipment
Total property, plant, and equipment		188,000						193,000
Computer equipment | Adagio Medical Inc
Property and Equipment
Total property, plant, and equipment				190,000				193,000	154,000
Demo equipment
Property and Equipment
Total property, plant, and equipment		66,000						66,000
Demo equipment | Adagio Medical Inc
Property and Equipment
Total property, plant, and equipment				66,000				66,000	66,000
Furniture and fixtures
Property and Equipment
Total property, plant, and equipment		49,000						49,000
Furniture and fixtures | Adagio Medical Inc
Property and Equipment
Total property, plant, and equipment				49,000				49,000	53,000
Construction in process
Property and Equipment
Total property, plant, and equipment								54,000
Construction in process | Adagio Medical Inc
Property and Equipment
Total property, plant, and equipment								54,000	54,000
Vehicles
Property and Equipment
Total property, plant, and equipment		$ 39,000						39,000
Vehicles | Adagio Medical Inc
Property and Equipment
Total property, plant, and equipment				$ 39,000				$ 39,000	$ 39,000